RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 10:- RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2026	December 31, 2025
	Unaudited
Trade and other payables (a)	$45	$32

Related parties' expenses:

	Six months ended June 30,
	2026	2025
	Unaudited
Amounts charged to:

Research and development expenses	$53	$60

For the six months ended June 30, 2026, and 2025, the Company received research and development services related to cancer studies in animal models, and breeding and maintenance of animals (mice) from “Ramot at Tel- Aviv University Ltd.” (“Ramot”). Ramot is considered a related party of the Company due to the fact that a member of the Company’s Board of Directors is serving as a director of Ramot. The transaction was at arm’s length.